Significant Accounting Policies - Schedule of Basic and Diluted Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net loss	$ (13,042,709)	$ (7,791,469)
Deemed dividend to Series A and B preferred stockholders	(3,310,001)	(459,917)
Net loss attributable to common stockholders	$ (16,352,710)	$ (8,251,386)